Fair Value Of Pension Plant Investment At recurring Basis - Pinnacle Foods (Detail) (Pinnacle Foods Pension Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Dec. 25, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	$ 64,230	$ 57,418
Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	259	2,827
Small Mid Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	5,273
Large Capitalization Structure Equity Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	19,647	7,883
International Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	13,715	9,436
Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	25,336	20,832
Small Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		1,142
Growth Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		5,652
US Value Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		9,646
Fair Value, Inputs, Level 1 [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	2,827
Fair Value, Inputs, Level 1 [Member] | Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	2,827
Fair Value, Inputs, Level 1 [Member] | Small Mid Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0
Fair Value, Inputs, Level 1 [Member] | Large Capitalization Structure Equity Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 1 [Member] | International Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 1 [Member] | Small Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		0
Fair Value, Inputs, Level 1 [Member] | Growth Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		0
Fair Value, Inputs, Level 1 [Member] | US Value Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		0
Fair Value, Inputs, Level 2 [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	64,230	54,591
Fair Value, Inputs, Level 2 [Member] | Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	259	0
Fair Value, Inputs, Level 2 [Member] | Small Mid Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	5,273
Fair Value, Inputs, Level 2 [Member] | Large Capitalization Structure Equity Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	19,647	7,883
Fair Value, Inputs, Level 2 [Member] | International Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	13,715	9,436
Fair Value, Inputs, Level 2 [Member] | Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	25,336	20,832
Fair Value, Inputs, Level 2 [Member] | Small Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		1,142
Fair Value, Inputs, Level 2 [Member] | Growth Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		5,652
Fair Value, Inputs, Level 2 [Member] | US Value Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		9,646
Fair Value, Inputs, Level 3 [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 3 [Member] | Short Term Investment Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 3 [Member] | Small Mid Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0
Fair Value, Inputs, Level 3 [Member] | Large Capitalization Structure Equity Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 3 [Member] | International Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Funds [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable	0	0
Fair Value, Inputs, Level 3 [Member] | Small Capitalization Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		0
Fair Value, Inputs, Level 3 [Member] | Growth Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		0
Fair Value, Inputs, Level 3 [Member] | US Value Fund [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets, net of receivable		$ 0